THE WORLD FUNDS, INC.
               1500 Forest Avenue, Suite 223, Richmond, Va. 23229

                804-285-8211 * 800-527-9500 * 804-285-8251 (fax)


VIA EDGAR

May 31, 2000

Filing Desk

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20049

Reference:        The World Funds, Inc.
                  File Numbers 333-29289 and 811-8255

Dear Ladies and Gentlemen:

Transmitted herewith for electronic filing with the U.S. Securities and Exchange Commission (the "Commission") on behalf of The World Funds, Inc. (the "Registrant"), pursuant to Rule 497(a)under the Securities Act of 1933, as amended (the "1933 Act"), is revised language to its prospectus from Post-Effective Amendment No. 11 under the 1933 Act and Amendment No. 13 under the Investment Company Act of 1940, as amended (the "1940 Act").

The Registrant hereby revises its prospectus to add the following language to the cover page:

Preliminary  Prospectus Dated May 30, 2000

THE INFORMATION IN THIS  PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE
MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Please contact Steven M. Felsenstein, Esquire at 215-988-7837, should you have any questions or comments concerning this filing.

Sincerely,



/s/ John Pasco, III
---------------------
John Pasco, III
Chairman

cc:  Carolyn Gilheany, Esq.
     Steven M. Felsenstein, Esq.